Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of presentation
(a).	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

The accompanying consolidated financial statements contemplate the realization of assets and the satisfaction of liabilities in the normal course of business. The realization of assets and the satisfaction of liabilities in the normal course of business are dependent on, among other things, the Group’s ability to operate profitably, to generate cash flows from operations, and its ability to attract investors and to borrow funds on reasonable economic terms.

Going concern
(b).	Going concern

As of December 31, 2023 and 2024, the Group had an accumulated deficit of $110,833,045 and $125,338,509, respectively, and negative working capital of $19,607,862 and $10,111,451, respectively. In addition, for the years ended December 31, 2022, 2023 and 2024, the Group recorded an amount of net cash used in operating activities of $10,923,346, $15,789,498 and $15,138,249, respectively. These conditions raised substantial doubts about the Group’s ability to continue as a going concern.

Historically, the Group has relied principally on both operational sources of cash and non-operational sources of borrowings from banks, related parties and third parties, and proceeds from equity financing to fund its operations and business development. To meet the cash requirements for the next 12 months from the issuance date of the consolidated financial statements, the Group obtained financial support from controlling shareholder and are in plans to obtain further financing including borrowings from financial institutions. In addition, the Group focuses on the improvement of operation efficiency, implementation of strict cost control and budget and enhancement of internal controls to create a synergy of resources. The Group’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes generating revenue while controlling operating cost and expenses to generate positive operating cash flows and obtaining funds from outside sources of financing to generate positive financing cash flows. There can be no assurance that the Group will be successful in achieving strategic plans, that the Group’s future capital raises will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Group is unable to raise sufficient financing or events or circumstances occur such that the Group does not successful execute strategic plans, the Group will be required to reduce certain discretionary spending, alter or scale back research and development programs, or be unable to fund capital expenditures, which would have a material adverse effect on our financial position, results of operations, cash flows, and ability to achieve intended business objectives.

The accompanying consolidated financial statements have been prepared on the basis the Group will be able to continue as a going concern for a period of one year after the issuance of the consolidated financial statements.

Principles of consolidation
(c).	Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries, the VIE in which the Company, through its WFOE, has a controlling financial interest, and the VIE’s subsidiaries.

Subsidiaries are those entities in which the Company, directly or indirectly, controls more than one half of the voting power or has the power to govern the financial and operating policies, to appoint or remove the majority of the members of the board of directors, or to cast a majority of votes at the meeting of directors. A VIE is an entity in which the Company, or its WFOE, through contractual arrangements, is fully and exclusively responsible for the management of the entity, absorbs all risk of losses of the entity (excluding non-controlling interests), receives the benefits of the entity that could be significant to the entity (excluding non-controlling interests), and has the exclusive right to exercise all voting rights of the entity, and therefore the Company or its WFOE is the primary beneficiary of the entity for accounting purposes. However, the contractual arrangements with the VIE and its shareholders may not be as effective as equity ownership in providing operational control.

All intercompany transactions and balances among the Company, its subsidiaries, the VIE, and the VIE’s subsidiaries have been eliminated upon consolidation.

Use of estimates
(d).	Use of estimates

The preparation of the consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods in the consolidated financial statements and accompanying notes. Significant accounting estimates include, but not limited to, the allowance for credit losses, depreciable lives and recoverability of property and equipment, the realization of deferred income tax assets and other equity investments, transaction price allocation between software income and maintenance service income, as well as fair value determination of share-based compensation arrangements. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the consolidated financial statements.

Cash and cash equivalents
(e).	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Group’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Restricted cash
(f).	Restricted cash

Restricted cash represents cash pledged with CHINA CITIC BANK as collateral for bank guarantee issued by the bank in respect of project performance. The Group had restricted cash amounting to $20,676 as of December 31, 2023, which has been released in full after the project completed in 2024.

Accounts receivable, net
(g).	Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for credit losses. Accounts receivable are recognized in the period when the Group has provided services to its customers and when its right to consideration is unconditional. Before January 1, 2023, the Group reviews the accounts receivable on a periodic basis and makes specific allowances when there is doubt as to the collectability of individual balances. The Group considers many factors in assessing the collectability of its receivables, such as the age of the amounts due, the customer’s payment history, creditworthiness and other specific circumstances related to the accounts. An allowance for credit losses is recorded in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Adoption of Accounting Standards Update (“ASU”) 2016-13

In June 2016, the FASB issued ASU 2016-13: Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. The Group adopted ASU 2016-13 from January 1, 2023 using modified-retrospective transition approach with a cumulative-effect adjustment to shareholders’ equity amounting to $5,88,082 recognized as of January 1, 2023.

Contract costs
(h).	Contract costs

Contract costs represented the costs directly related to a contract with a customer including labor costs and direct materials used in fulfilling the contract and other allocations of costs that relate directly to the contract or to contract activities. The contract costs are determined principally by the specific identification method, and recognized as cost of revenues on a systematic basis that is consistent with the transfer to the customer of the related services.

Inventories
(i).	Inventories

Inventories, primarily consisting of robot, displayer, server and software, are stated at the lower of cost or net realizable value, with net realized value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation. Cost of inventory is determined using the specific identification method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise and damaged products, which is dependent upon factors such as historical and forecasted consumer demand. There was $154,664, $557,518 and nil of inventory write-down for the years ended December 31, 2022, 2023 and 2024, respectively.

Property and equipment, net
(j).	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives
Electronic equipment	5 years
Office equipment	5 years
Leasehold improvement	Shorter of the lease term or the estimated useful life of the assets

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of loss.

Intangible assets, net
(k).	Intangible assets, net

Intangible assets are carried at cost less accumulated amortization and any recorded impairment. Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:

Category	Estimated useful lives
Software	5 years

Impairment of long-lived assets
(l).	Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. There was no impairment of long-lived assets for the years ended December 31, 2022, 2023 and 2024.

Long-term investments
(m).	Long-term investments

For an investee over which the Group holds less than 20% voting interest and has no ability to exercise significant influence, the investments are accounted for under the cost method.

For an investee over which the Group has the ability to exercise significant influence, but does not own a majority equity interest or otherwise control, the Group accounted for those using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%. Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate. Under the equity method of accounting, the Group’s share of the investee’s results of operations is reported as share of losses of equity method investments in the consolidated statements of comprehensive loss.

The process of assessing and determining whether impairment on an investment is other than temporary requires a significant amount of judgment. To determine whether an impairment is other than temporary, management considers whether it has the ability and intent to hold the investment until recovery and whether evidence indicating the carrying value of the investment is recoverable outweighs evidence to the contrary. Evidence considered in this assessment includes the reasons for the impairment, the severity and duration of the decline in value, any change in value subsequent to the period end, and forecasted performance of the investee. There was nil, $150,708 and nil of impairment loss of long-term investment for the years ended December 31, 2022, 2023 and 2024, respectively.

Fair value measurement
(n).	Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The three levels of inputs are:

(a)	Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
(b)	Level 2 — Include other inputs that are directly or indirectly observable in the marketplace.
(c)	Level 3 — Unobservable inputs which are supported by little or no market activity.

 Accounting guidance also describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Financial assets and liabilities of the Group primarily consist of cash and cash equivalents, accounts receivable, amounts due from related parties, other receivables included in prepayments and other current assets, equity investment, short-term borrowings, accounts payable, amounts due to related parties, other payables included in accrued expenses and other current liabilities, convertible loans. The Group’s non-financial assets, such as property and equipment as well as intangible assets, would be measured at fair value only if they were determined to be impaired.

Convertible loans
(o).	Convertible loans

The Group evaluates embedded conversion features within convertible debt to determine whether the embedded conversion feature(s) should be bifurcated from the host instrument and accounted for as a derivative at fair value with changes in fair value recorded in earnings. If an embedded derivative is bifurcated from share-settled convertible debt, the Group records the debt component at cost less a debt discount equal to the bifurcated derivative’s fair value. If the conversion feature is not required to be accounted for separately as an embedded derivative, the convertible debt instrument is accounted for wholly as debt. The Group amortizes the debt discount over the life of the debt instrument as an additional non-cash interest expense utilizing the effective interest method. Debt issuance and offering costs are recorded as debt discount, which is amortized as interest expense over the term of the convertible debt instrument using the effective interest method.

Commitments and contingencies
(p).	Commitments and contingencies

In the normal course of business, the Group is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Group recognizes a liability for such contingency if it determines it is probable that a loss has occurred and a reasonable estimate of the loss can be made. The Group may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition
(q).	Revenue recognition

The Group’s revenues are mainly generated from (1) sale of software products; (2) sale of hardware products; (3) technology development services; (4) maintenance and support service, and (5) sale of cloud platform products, etc.

The Group recognizes revenue pursuant to ASC 606, Revenue from Contracts with Customers (“ASC 606”). In accordance with ASC 606, revenues from contracts with customers are recognized when control of the promised goods or services is transferred to the Group’s customers, in an amount that reflects the consideration the Group expects to be entitled to in exchange for those goods or services, reduced by Value Added Tax (“VAT”). To achieve the core principle of this standard, we applied the following five steps:

1.	Identification of the contract, or contracts, with the customer;
2.	Identification of the performance obligations in the contract;
3.	Determination of the transaction price;
4.	Allocation of the transaction price to the performance obligations in the contract; and
5.	Recognition of the revenue when, or as, a performance obligation is satisfied.

The Group enters into two major kinds of revenue arrangements with customers. The first kind of contract can include various combinations of software products, hardware products and maintenance and support service which are generally distinct and accounted for as separate performance obligations. The other kind of contract is sale of cloud platform products, which include software products and cloud platform service as two separate performance obligations. As a result, the Group’s contracts may contain multiple performance obligations. The Group determines whether arrangements are distinct based on whether the customer can benefit from the product or service on its own or together with other resources that are readily available and whether our commitment to transfer the product or service to the customer is separately identifiable from other obligations in the contract.

Sale of software products

The Group’s software products sold to customers comprising customized software products for specific needs. The software products sold by the Group are intended to provide the customer with full control of software, which means that revenues from the sale of such products are recognized at the point-in-time at which the control over the products is transferred to the customer upon acceptance. Typically, the software delivery period is less than six months from the date of signing the contract. Payments are made by the customers in multiple instalments according to the payment schedule determined in the contract.

Sale of hardware products

Hardware products sold to customers comprising the hardware designed for specific needs. Revenue is recognized at the point-in-time when the customer is able to use and benefit from the hardware products, which is generally upon delivery to the customer.

Technology development services

The technology development service provided to customers comprises: (1) development of new customized software and applications based on customers’ specifications and needs; and (2) functional customization development based on original software products sold. Pursuant to contract terms, customers can benefit from the software products sold and technology development services on their own, or with readily available resources, meanwhile the Group fulfils its performance obligations by transferring software products and technology development services independently. Therefore, the software products and technology development services are distinct performance obligations. The transaction prices for two performance obligations were determined separately in the contract, which also reflects their stand-alone selling price (“SSP”) respectively. Revenue is recognized at the point-in-time when the service is completed and the customer can benefit from it upon acceptance. Payments are made by the customers in multiple installments according to the payment schedule determined in the contract.

Maintenance and support service

Maintenance and support (“M&S”) service is provided for software products contracts and consists of unspecified future software updates, upgrades, and enhancements as well as technical product support services, and the provision of unspecified updates and upgrades on a when-and-if-available basis. Maintenance and support services are renewable, generally on an annual basis, at the option of the customer. Maintenance represents stand-alone obligations for which revenue is recognized ratably over the term of the arrangement.

Sale of cloud platform products

Cloud platform products sold to customers comprise software products uploaded in the cloud platform. The Group does not provide any cancellation and refund provisions to customers. Pursuant to contract terms, customers can benefit from the software products and cloud platform from each on its own, meanwhile the Group fulfils its promise by transferring software products and cloud platform services independently. Therefore, the software products and the cloud platform services are distinct performance obligations. The transaction prices for two performance obligations were determined separately in the contract, which also reflects their stand-alone selling price (“SSP”) respectively. Since customers continuously consume the benefits from both software products and cloud platform, the Group recognizes revenue from sale of cloud platform products over time when the Group provides the customer a right to access the Group’s intellectual property throughout the service period. The timing and pattern of transfer the right to access software products and cloud platform is the same. The service period is usually 1 year and customer made quarterly payment after usage.

Contracts with multiple performance obligations

Most contracts with customers contain multiple performance obligations that are distinct and are accounted for separately. The transaction price is allocated to the separate performance obligations on a relative SSP basis. The Group determines SSP for all performance obligations using observable inputs, such as standalone sales and historical contract pricing. SSP is consistent with the Group’s overall pricing objectives, taking into consideration the type of software products, maintenance and support services, and professional services purchased by the customer. SSP also reflects the amount the Group would charge for that performance obligation if it were sold separately in a standalone sale, and the price the Group would sell to similar customers in similar circumstances.

The following table disaggregates the Group’s revenue for the years ended December 31, 2022, 2023 and 2024:

	For the Year Ended December 31,
	2022	2023	2024
By revenue type
Sale of software products	$3,547,113	$1,566,455	$1,516,169
Sale of hardware products	46,295	75,363	1,395,345
Technology development service	16,419,889	7,839,700	24,105,644
M&S service	2,429,526	2,676,185	2,419,901
Sale of cloud platform products	25,742,135	47,007,556	40,877,256
Total	$48,184,958	$59,165,259	$70,314,315

Remaining performance obligations

Remaining performance obligations represent the transaction price of orders meeting the definition of a contract in the new revenue standard for which work has not been performed or has been partially performed and excludes unexercised contract options. The Company has elected to apply the practical expedient, which allows companies to exclude remaining performance obligations with an original expected duration of one year or less. The aggregate amount of the transaction price allocated to remaining performance obligations for such contracts with a duration of more than one year was approximately $265,290 and $784,361 as of December 31, 2023 and 2024, respectively. For the years ended December 31, 2023 and 2024, the Company expects to recognize revenue on approximately $187,995 and $71,861, $61,907 and $16,806 of the remaining performance obligations over the next 12 and 24 months, respectively.

Contract balances

When the Group begins to deliver the products or services pursuant to the performance obligations in the contract, the Group presents the contract in the consolidated balance sheet as a contract asset or a contract liability, depending on the relationship between the Group’s performance and the customer’s payment. The contract assets consist of accounts receivable and contract costs. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Group has satisfied its performance obligation and has unconditional right to the payment. Contract costs are deferred for the contract preparation and will be recognized as cost of revenues when goods or services are transferred to customers. During the years ended December 31, 2022, 2023 and 2024, the Group recognized $17,379,144, $19,741,689 and $22,264,768 of contract costs as cost of revenues.

The contract liabilities consist of deferred revenue, which represent the billings or cash received for services in advance of revenue recognition and is recognized as revenue when all of the Group’s revenue recognition criteria are met. The Group’s deferred revenue amounted to $1,654,145 and $2,385,228 as of December 31, 2023 and 2024, respectively. During the years ended December 31, 2022, 2023 and 2024, the Group recognized $1,545,866, $1,800,557 and $1,245,660 revenue that was included in deferred revenue balance at January 1, 2022, 2023 and 2024, respectively.

Cost of revenues
(r).	Cost of revenues
Cost of revenues consists primarily of (i) cost of materials, (ii) payroll, (iii) cloud hosting service fees, and other costs related to the business operation.
Research and development expenses
(s).	Research and development expenses

Research and development costs are expensed as incurred in accordance with ASC 730. Software development costs required to be capitalized under ASC 985-20. The Company determined that technology feasibility for the software product is not reached. There are no software development costs capitalized for the years ended December 31, 2022, 2023 and 2024. Research and development expenses consist primarily of (i) Software development costs, (ii) payroll and related expenses for research and development professionals, and (iii) depreciation and rental related to technology and development functions. Research and development expenses are expensed as incurred.

Selling and marketing expenses
(t).	Selling and marketing expenses

Selling and marketing expenses mainly consist of (i) staff cost, rental and depreciation related to selling and marketing functions, and (ii) advertising costs and market promotion expenses. Advertising costs, which consist primarily of online advertisements, are expensed as incurred.

General and administrative expenses
(u).	General and administrative expenses

General and administrative expenses mainly consist of (i) staff cost, rental and depreciation related to general and administrative personnel, (ii) professional service fees, (iii) share-based compensation, and (iv) other corporate expenses.

Government grants
(v).	Government grants

Government grant is recognized when there is reasonable assurance that the Group will comply with the conditions attached to it and the grant will be received. Government grant for the purpose of giving immediate financial support to the Group with no future related costs or obligation is recognized in the Group’s consolidated statements of comprehensive income/(loss) when the grant becomes receivable. The Group recognized government grants $216,893, $966,899 and $541,498 in other income, net for the years ended December 31, 2022, 2023 and 2024, respectively.

Employee benefits
(w).	Employee benefits

The Group’s subsidiaries and VIE and the VIE’s subsidiaries in PRC participate in a government mandated, multiemployer, defined contribution plan, pursuant to which certain retirement, medical, housing and other welfare benefits are provided to employees. PRC labor laws require the entities incorporated in the PRC to pay to the local labor bureau a monthly contribution calculated at a stated contribution rate on the monthly basic compensation of qualified employees. The Group has no further commitments beyond its monthly contribution.

Leases
(x).	Leases

On January 1, 2020, the Group adopted Accounting Standards Update (“ASU”) 2016-02, Lease (FASB ASC Topic 842). The adoption of Topic 842 resulted in the presentation of operating lease right-of-use (“ROU”) assets and operating lease liabilities on the consolidated balance sheet. The Group has elected the package of practical expedients, which allows the Group not to reassess (1) whether any expired or existing contracts as of the adoption date are or contain a lease, (2) lease classification for any expired or existing leases as of the adoption date and (3) initial direct costs for any expired or existing leases as of the adoption date. Lastly, the Group elected the short-term lease exemption for all contracts with lease terms of 12 months or less.

At inception of a contract, the Group assesses whether a contract is, or contains, a lease. A contract is or contains a lease if it conveys the right to control the use of an identified asset for a period of time in exchange of a consideration. To assess whether a contract is or contains a lease, the Group assesses whether the contract involves the use of an identified asset, whether it has the right to obtain substantially all the economic benefits from the use of the asset and whether it has the right to control the use of the asset.

The right-of-use assets and related lease liabilities are recognized at the lease commencement date. The Group recognizes operating lease expenses on a straight-line basis over the lease term.

Operating lease right-of-use of assets

The right-of-use of assets is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and less any lease incentive received.

Operating lease liabilities

Lease liability is initially measured at the present value of the outstanding lease payments at the commencement date, discounted using the Group’s incremental borrowing rate. Lease payments included in the measurement of the lease liability comprise fixed lease payments, variable lease payments that depend on an index or a rate, amounts expected to be payable under a residual value guarantee and any exercise price under a purchase option that the Group is reasonably certain to exercise.

Lease liability is measured at amortized cost using the effective interest rate method. It is re-measured when there is a change in future lease payments, if there is a change in the estimate of the amount expected to be payable under a residual value guarantee, or if there is any change in the Group assessment of option purchases, contract extensions or termination options.

Income taxes
(y).	Income taxes

The Group accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Group’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000 ($13,700). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

The Group did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of loss for the years ended December 31, 2022, 2023 and 2024, respectively. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Value added tax (“VAT”)
(z).	Value added tax (“VAT”)

The Group is subject to VAT and related surcharges on revenue generated from sales of products, facilitation services and platform services. The Group records revenue net of VAT. This VAT may be offset by qualified input VAT paid by the Group to suppliers. Net VAT balance between input VAT and output VAT is recorded in the line item of other current assets on the consolidated balance sheets.

The VAT rate is 13% for taxpayers selling consumer products. For revenue generated from services, the VAT rate is 6% depending on whether the entity is a general taxpayer, and related surcharges on revenue generated from providing services. Entities that are VAT general taxpayers are allowed to offset qualified input VAT, paid to suppliers against their output VAT liabilities.

Foreign currency translation
(aa).	Foreign currency translation

The consolidated financial statements are presented in United States dollars (“USD’’ or “$’’). The functional currency of certain of PRC subsidiaries is the Renminbi (“RMB’’).

Assets and liabilities are translated at the exchange rates as of balance sheet date. Income and expenditure are translated at the average exchange rate of the reporting period. Capital accounts of the consolidated financial statements are translated into USD from RMB at their historical exchange rates when the capital transactions occurred. Transaction gains and losses are recorded in foreign currency exchange gain/(loss) in the consolidated statements of operations and comprehensive loss. The rates are obtained from H.10 statistical release of the U.S. Federal Reserve Board.

	As of December 31,
	2023	2024
Period end RMB: USD exchange rate	7.0999	7.2993
	For the years ended December 31,
	2022	2023	2024
Average RMB: USD exchange rate	6.7290	7.0809	7.1957

Non-controlling interest
(bb).	Non-controlling interest

For the Group’s majority-owned subsidiaries of VIE, a non-controlling interest is recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group’s consolidated net loss on the consolidated statements of operation and comprehensive loss includes the net loss attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests, are recorded as non-controlling interests in the Group’s consolidated balance sheets.

Statutory reserves
(cc).	Statutory reserves

In accordance with the PRC Company Laws, the Group’s PRC subsidiaries, VIE and the VIE’s subsidiary must make appropriations from their after-tax profits as determined under the generally accepted accounting principles in the PRC (“PRC GAAP”) to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the PRC companies. Appropriation to the discretionary surplus fund is made at the discretion of the PRC companies.

The statutory surplus fund and discretionary surplus fund are restricted for use. They may only be applied to offset losses or increase the registered capital of the respective companies. These reserves are not allowed to be transferred to the Company by way of cash dividends, loans or advances, nor can they be distributed except for liquidation.

As of December 31, 2024, none of the Group’s PRC subsidiaries and VIE entities had a general reserve that reached the 50% of their registered capital threshold. The profit arrived at must be set off against any accumulated losses sustained by the Company in prior years, before allocation is made to the statutory reserve. Therefore, no appropriations from after tax profits were recognized for the years ended December 31, 2022, 2023 and 2024.

Share-based compensation
(dd).	Share-based compensation

The Group grants share options and restricted share units of the Company to eligible employees, officers, directors, and non-employee consultants.

Awards granted to employees, officers, and directors are initially accounted for as equity-classified awards. The related share-based compensation expenses are measured at the grant date fair value of the award and are recognized using the graded vesting method, net of estimated forfeiture rates, over the requisite service period, which is generally the vesting period. Forfeitures are estimated at the time of grant based on historical forfeiture rates and will be revised in the subsequent periods if actual forfeitures differ from those estimates. The Group also granted restricted share units to non-employees, which are also initially accounted for as equity-classified awards. Awards granted to non-employees are initially measured at fair value on the grant date and periodically remeasured thereafter until the earlier of the performance commitment date or the date the service is completed and recognized over the period the service is provided. Awards are remeasured at each reporting date using the fair value as at each period end until the measurement date, generally when the services are completed and share-based awards are vested. Changes in fair value between the interim reporting dates are recorded in consistent with the method used in recognizing the original compensation costs.

For an award with a performance and/or service condition that affects vesting, the performance and/or service condition is not considered in determining the award’s fair value on the grant date. Performance and service conditions should be considered when the Group is estimating the quantity of awards that will vest. Compensation cost will reflect the number of awards that are expected to vest and will be adjusted to reflect those awards that do ultimately vest. The Group recognizes compensation cost for awards with performance conditions if and when the Group concludes that it is probable that the performance condition will be achieved, net of an estimate of pre-vesting forfeitures over the requisite service period. The Group reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation cost based on its probability assessment, unless in certain situations, the Group may not be able to determine that it is probable that performance conditions will be satisfied until the event occurs.

The Group’s share-based awards mainly include share-based awards, details of which are disclosed in Note 12. Fair value determination of these share-based awards is summarized as below:

(1) Restricted share units

In determining the fair value of restricted share units granted, the fair value of the underlying shares of Xiao-I on the grant dates is applied. The grant date fair value of restricted share units is based on stock price of Xiao-I in the Nasdaq Global Market.

(2) Share options

In determining the fair value of share options granted, a binomial option-pricing model is applied. The determination of the fair value is affected by the stock price of Xiao-I in the Nasdaq Global Market, as well as assumptions regarding a number of complex and subjective variables, including risk-free interest rates, exercise multiples, expected forfeiture rates, the expected share price volatility rates, and expected dividends.

Loss per share
(ee).	Loss per share

Basic loss per share is computed by dividing net loss attributable to ordinary shareholders, taking into consideration the deemed dividends to preferred shareholders (if any), by the weighted average number of ordinary shares outstanding during the year using the two-class method. Under the two-class method, net loss is allocated between ordinary shares and other participating securities based on their participating rights. Shares issuable for little to no consideration upon the satisfaction of certain conditions are considered as outstanding shares and included in the computation of basic loss per share as of the date that all necessary conditions have been satisfied. Net losses are not allocated to other participating securities if based on their contractual terms they are not obligated to share the losses.

Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders, as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of the preferred shares, using the if-converted method, and shares issuable upon the exercise of share options using the treasury stock method. Ordinary equivalent shares are not included in the denominator of the diluted loss per share calculation when inclusion of such share would be anti-dilutive.

The Preferred Shares of the Company are non-convertible, and not entitled to any dividend right (See Note 11). Therefore, the Company does not consider the impact of Preferred Shares in the calculation of basic and diluted loss per share.

Although legally issued, the Pre-Delivery Shares (See Note 9) were not considered outstanding, and therefore excluded from basic and diluted loss per share unless default of the share lending arrangement occurs, at which time the Pre-Delivery Shares would be included in the basic and diluted loss per share calculation.

The Group had share options, which could potentially dilute basic earnings per share in the future. Nil and 951,776 share options, were excluded from the calculation of diluted loss per ordinary share since their inclusion would have been anti-dilutive for the year ended December 31, 2023 and 2024.

Segment reporting
(ff).	Segment reporting

The Group uses the management approach in determining its operating segments. The Group’s chief operating decision maker (“CODM”) identified as the Group’s Chief Executive Officer, relies upon the consolidated results of operations as a whole when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODM, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group has concluded that consolidated net loss is the measure of segment profitability. The CODM assesses performance for the Group, monitors budget versus actual results, and determines how to allocate resources based on consolidated net loss as reported in the consolidated statements of operations. There are no other expense categories regularly provided to the CODM that are not already included in the primary financial statements herein. As the Group’s long-lived assets are substantially located in the PRC, no geographical segments are presented.

Risks and uncertainties
(gg).	Risks and uncertainties

After the initial outbreak of a novel strain of coronavirus (“COVID-19”), from time to time, some instances of COVID-19 infections have emerged in various regions of China, including infections caused by Omicron variants in early 2022. A wave of infections caused by the Omicron variants emerged in Shanghai in early 2022, and a series of restrictions and quarantines were implemented to contain the spread. The COVID-19 outbreak in China made adverse impact on the Group’s financial condition and results of operations. However, in December 2022, Chinese government declared to treat COVID-19 as Category B disease, and authorities dropped quarantine measures against people infected with COVID-19 and stopped designating high-risk and low-risk areas. Hence, the management believed that the adverse impact due to the pandemic was temporary.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.

The United States government has made statements and taken certain actions that may lead to changes in United States and international trade policies towards China. It remains unclear what additional actions, if any, will be taken by the United States or other governments with respect to international trade agreements, the imposition of tariffs on goods imported into the United States, tax policy related to international commerce, or other trade matters. In February and March 2025, the United States administration imposed an additional 20 percent duty on Chinese imports. Subsequently, authorities in China announced tariffs over selected United States products and regulatory investigation against United States companies in response to the tariff imposed by the United States. Furthermore, on April 2, 2025, President Trump announced that the United States would impose a 10% tariff on all countries, effective on April 5, 2025, and an individualized reciprocal higher tariff on countries with which the United States has the largest trade deficits, including a 34% additional reciprocal tariff on goods imported from China that brings the total tariff rate to 54%. On April 4, 2025, the Foreign Ministry of China announced that China would impose a retaliatory 34% tariff on goods imported from the United States. On April 8, 2025, President Trump announced to impose an additional 50% tariff on Chinese imports. The Trump administration proceeded to implement a 104% tariff on goods imported from China on April 9, 2025. Subsequently, on April 10, 2025, President Trump announced a temporary suspension of reciprocal tariff measures targeting most U.S. trading partners for a 90-day period, while concurrently escalating tariffs on Chinese goods, which currently amounts to 145% and may become even higher in the future. This sequence of actions underscored a strategic recalibration of the United States trade policy, emphasizing heightened pressure on international trades. The Group are closely monitoring potential changes in international trade policy and assessing the potential impact of these and other trade policy changes on the Group’s business operations and financial performance.

Recent accounting pronouncements
(hh).	Recent accounting pronouncements

The Group is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Group does not opt out of extended transition period for complying with any new or revised financial accounting standards. Therefore, the Group’s financial statements may not be comparable to companies that comply with public company effective dates.

In November 2023, the FASB issued ASU 2023-07, which modifies the disclosure and presentation requirements of reportable segments. The new guidance requires the disclosure of significant segment expenses that are regularly provided to the chief operating decision maker (“CODM”) and included within each reported measure of segment profit and loss. In addition, the new guidance enhances interim disclosure requirements, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, provides new segment disclosure requirements for entities with a single reportable segment, and contains other disclosure requirements. The update is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024, with early adoption permitted. The adoption of ASU 2023-07 did not have a material impact on its consolidated financial statements disclosures.

In December 2023, the FASB issued ASU 2023-09, Improvement to Income Tax Disclosure. This standard requires more transparency about income tax information through improvements to income tax disclosures primarily related to the rate reconciliation and income taxes paid information. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. ASU 2023-09 is effective for public business entities, for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025.

In November 2024, the FASB issued ASU 2024-03, Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures (Subtopic 220-40), to improve the disclosures about an entity’s expenses including more detailed information about the types of expenses in commonly presented expense captions (“ASU 2024-03”). In January 2025, the FASB issued ASU 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). At each interim and annual reporting period, entities will disclose in tabular format disaggregating information about prescribed categories underlying relevant income statement captions, as well as the total amount of selling expense and a description of the composition of its selling expense. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Group will adopt the amendments in this ASU for its fiscal year beginning on January 1, 2027. The Group is in the process of evaluating the impact of adopting this new guidance on its consolidated financial statement.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.